Intangible assets	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

4. Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2023	$145,759	$5,477	$265	$151,501
Additions	1,312	—	—	1,312
Disposals	—	(420)	—	(420)
Effect of foreign exchange differences	—	(16)	1	(15)
Balance at June 30, 2023	$147,071	$5,041	$266	$152,378

Accumulated amortization
Balance at January 1, 2023	$142,562	$5,439	$260	$148,261
Amortization expense	121	21	—	142
Disposals	—	(420)	—	(420)
Effect of foreign exchange differences	—	(16)	(1)	(17)
Balance at June 30, 2023	$142,683	$5,024	$259	$147,966

Carrying amounts
At June 30, 2023	$4,388	$17	$7	$4,412
At December 31, 2022	3,197	38	5	3,240

During the quarter ended June 30, 2023, the nomination of LMNL6326 as the lead preclinical candidate for the OXER1 program triggered a milestone event pursuant to the share purchase agreement, or SPA, dated July 17, 2020, entered into between the Company and the selling shareholders where the Company acquired 100% of the issued and outstanding common shares of Fairhaven Pharmaceuticals Inc., or Fairhaven, a company with a preclinical research program of small molecule antagonists. As a result of the achievement of this milestone, the Company paid an additional amount of $1,312 to the selling shareholders, by issuing 145,312 common shares of the Company equal to the amount of the milestone payment divided by the five-trading day volume weighted average trading price of the Company's common shares on Nasdaq immediately preceding the milestone payment date (note 9a).